Summary of Significant Accounting Policies - Property and equipment (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	5 Months Ended
Jan. 31, 2021
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years